NET INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Jun. 30, 2024
NET INVESTMENT IN DIRECT FINANCING LEASES
Summary of the components of the Jinshang Leasing's net investment in direct financing leases

	June 30, 2024	June 30, 2023
Total minimum lease payments to be received	$112,964,579	$113,888,592
Less: Amounts representing estimated executory costs	—	—
Minimum lease payments receivable	112,964,579	113,888,592
Less: unearned income, representing interest	—	(3,243,488)
Present value of minimum lease receivable	112,964,579	110,645,104
Less: Allowance for uncollectible receivables	(112,964,579)	(110,645,104)
Net investment in direct financing leases	$—	$—

Schedule of future minimum lease receipts

	June 30, 2024	June 30, 2023
Within 1 year	$—	$6,030
2 years	5,995	—
3 years	—	38,797
4 years	38,576	96,582,534
5 years	96,032,319	11,900,382
6 years	16,887,689	5,360,850
Total minimum finance lease receivables	$112,964,579	$113,888,592

Summary of credit quality analysis of finance lease receivables

	June 30, 2024		June 30, 2023
Overdue and credit-impaired	$		$
– Overdue above 90 days		—		11,302,893
Not yet overdue but credit impaired		112,964,579		99,342,211
		—		—
Less: Allowances for impairment losses		(112,964,579)		(110,645,104)
Net investment in direct financing leases, end of year		$—		$—

Schedule of allowance on financial guarantee

	June 30, 2024	June 30, 2023
Allowance for uncollectible receivables at the beginning of year	$110,645,104	$119,067,356
(Reversal of Provision)for lease payment receivables	—	(1,755,062)
Effect of foreign currency translation	2,319,475	(6,667,190)
Allowance for uncollectible receivables at the end of year	$112,964,579	$110,645,104

	June 30, 2024	June 30, 2023
Allowance for uncollectible receivables relating to:
Individually evaluated for impairment	$112,964,579	$110,645,104
Ending balance	$112,964,579	$110,645,104

Minimum lease payments receivable
Individually evaluated for impairment	$112,964,579	$110,645,104
Collectively evaluated for impairment	—	3,243,488
Ending balance	$112,964,579	$113,888,592

Summary of risk classification of direct financing lease receivables

	June 30, 2024	June 30, 2023
Normal	$—	$3,243,488
Abnormal	112,964,579	110,645,104
Total	$112,964,579	$113,888,592